SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Crypto assets for general investment	$ 705,309	[1]	$ 288,419	[1]	$ 7,277,717
The right to recover the crypto assets		[2]	3,944,809	[2]
Total intangible assets, Net	$ 705,309		$ 4,233,228

[1]	Crypto assets for general investment
[2]	The right to recover the crypto assets (The crypto assets that are outside of the Company’s control).